UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07642

Name of Fund:  BlackRock MuniAssets Fund, Inc. (MUA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniAssets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$2,165	$2,395,421
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.25%, 1/01/17	895	895,215
5.25%, 1/01/19	2,000	1,992,840
5.50%, 1/01/21	1,215	1,211,136

		6,494,612
Alaska — 1.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,610	1,459,481
5.00%, 6/01/32	1,500	1,193,895
5.00%, 6/01/46	4,000	2,912,720

		5,566,096
Arizona — 2.4%
Maricopa County IDA, RB, Arizona Charter School Project, Series A, 6.63%, 7/01/20	865	781,813
Phoenix IDA Arizona, ERB, Great Hearts Academies — Veritas Project:
6.30%, 7/01/42	500	492,510
6.40%, 7/01/47	425	421,944
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 4/01/23	5,750	5,696,180
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,500	1,434,795
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	235	237,373
Tempe IDA Arizona, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	720	722,938
University Medical Center Corp. Arizona, RB:
6.25%, 7/01/29	820	882,320
6.50%, 7/01/39	500	538,245

		11,208,118
California — 4.5%
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 7/01/37 (a)	1,065	916,134
Municipal Bonds	Par (000)	Value
California (concluded)
California Pollution Control Financing Authority, RB (concluded):
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	$1,270	$1,160,196
California Statewide Communities Development Authority, Refunding RB:
American Baptist Homes of the West, 6.25%, 10/01/39	2,175	2,244,230
Eskaton Properties, Inc., 5.25%, 11/15/34	1,595	1,510,752
City of Fontana California, Refunding RB, Special Tax Bonds, Community Facilities District No. 22-Sierra, Series H, 6.00%, 9/01/34	2,320	2,333,595
City of San Jose California, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	900	1,015,974
6.50%, 5/01/42	2,220	2,501,429
Riverside County Transportation Commission, RB, Senior Lien, Series A, 5.75%, 6/01/48	2,885	2,832,753
San Marcos County Unified School District, GO, CAB, Election of 2010, Series B (b):
5.69%, 8/01/40	5,000	1,099,200
5.81%, 8/01/51	12,050	1,368,519
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A1, 5.00%, 6/01/37	4,860	3,796,389

		20,779,171
Colorado — 1.2%
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds Public Improvement Fee Tax Increment:
8.00%, 6/01/14 (c)	4,850	5,208,948
Refunding, 5.00%, 12/01/40	575	532,105

		5,741,053
Connecticut — 0.3%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	1,370	1,370,123

BLACKROCK MUNIASSETS FUND, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Delaware — 1.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	$1,000	$1,031,670
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	3,625	3,472,496

		4,504,166
District of Columbia — 0.9%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	1,665	1,653,129
7.50%, 1/01/39	1,615	1,587,868
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	1,055	1,121,834

		4,362,831
Florida — 10.8%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 5/01/43	4,165	3,651,456
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 5/01/43	4,165	3,377,773
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	455	456,101
Hillsborough County IDA, RB, National Gypsum Co. AMT:
Series A, 7.13%, 4/01/30	3,000	2,999,850
Series B, 7.13%, 4/01/30	1,560	1,559,906
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel US, Inc., AMT, 5.30%, 5/01/37	4,500	4,108,815
Jacksonville Economic Development Commission, Refunding RB, Florida Proton Therapy Institute, Series A, 6.00%, 9/01/17	1,095	1,181,625
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & New Sector Projects, 8.00%, 5/01/40	1,485	1,737,970
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	4,550	5,285,417
Municipal Bonds	Par (000)	Value
Florida (concluded)
Midtown Miami Community Development District, Special Assessment Bonds, Series A:
6.00%, 5/01/24	$1,165	$1,175,765
6.25%, 5/01/37	4,605	4,642,347
Palm Beach County Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/33	3,500	3,516,380
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (d)(e)	4,832	1,932,353
Sarasota County Health Facilities Authority, Refunding RB, Village On The Isle Project, 5.50%, 1/01/27	955	976,325
Sumter Landing Community Development District Florida, RB, Sub-Series B, 5.70%, 10/01/38	3,825	3,154,439
Tampa Palms Open Space and Transportation Community Development District, RB, Capital Improvement, Richmond Place Project, 7.50%, 5/01/18	1,300	1,300,507
Tolomato Community Development District, Special Assessment Bonds:
Refunding, CAB, Series A-1, 6.65%, 5/01/40	910	875,365
Refunding, CAB, Series A-2, 7.12%, 5/01/39 (f)	250	184,865
Refunding, CAB, Series A-3, 7.54%, 5/01/40 (f)	585	352,796
Refunding, CAB, Series A-4, 8.04%, 5/01/40 (f)	305	136,295
Series 1, 6.65%, 5/01/40 (d)(e)	70	51,570
Series 2, 6.65%, 5/01/40 (d)(e)	2,110	792,558
Series 3, 6.65%, 5/01/40 (d)(e)	710	7
Village Community Development District No. 9, Special Assessment Bonds:
6.75%, 5/01/31	1,880	2,078,885
7.00%, 5/01/41	3,025	3,352,093
5.50%, 5/01/42	1,365	1,367,594

		50,249,057
Georgia — 2.2%
City of Atlanta Georgia, Tax Allocation Bonds, Princeton Lakes Project, 5.50%, 1/01/31	1,035	995,701
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	2,755	2,751,915

2	BLACKROCK MUNIASSETS FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	$3,365	$3,928,402
DeKalb County Hospital Authority Georgia, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	1,000	1,038,770
Gainesville & Hall County Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2:
6.38%, 11/15/29	700	747,824
6.63%, 11/15/39	880	938,678

		10,401,290
Guam — 0.7%
Guam Government Waterworks Authority, Refunding RB, Water and Wastewater System, 6.00%, 7/01/25	1,265	1,286,860
Territory of Guam, GO, Series A:
6.00%, 11/15/19	615	634,729
7.00%, 11/15/39	1,115	1,182,134

		3,103,723
Illinois — 5.7%
City of Chicago Illinois, Refunding RB, American Airlines, Inc. Project, 5.50%, 12/01/30 (d)(e)	7,000	7,874,790
Illinois Finance Authority, Refunding RB:
CAB, Clare Water Tower, Series B, 0.00%, 5/15/50 (b)(d)(e)	1,214	12
Clare Water Tower, Series A-7, 6.13%, 5/15/41 (d)(e)	3,129	31
Friendship Village of Schaumburg, 7.25%, 2/15/45	4,000	4,178,120
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,395	2,197,460
Primary Health Care Centers Program, 6.60%, 7/01/24	1,175	1,122,572
Roosevelt University Project, 6.50%, 4/01/44	4,170	4,416,447
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 6.18%, 6/15/46 (b)	$9,860	$1,333,368
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,400	1,556,296
6.00%, 6/01/28	710	774,709
Village of Lincolnshire Illinois, Special Tax Bonds, Sedgebrook Project, 6.25%, 3/01/34	1,800	1,819,422
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,465	1,386,198

		26,659,425
Indiana — 0.4%
Indiana Finance Authority, RB, Private Activity, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/44	470	420,542
5.00%, 7/01/48	1,555	1,373,780

		1,794,322
Iowa — 2.3%
Iowa Finance Authority, Refunding RB:
Iowa Fertilizer Co. Project, 5.00%, 12/01/19	1,675	1,637,580
Iowa Fertilizer Co. Project, 5.50%, 12/01/22	4,090	4,039,775
Iowa Fertilizer Co. Project, 5.25%, 12/01/25	2,190	2,071,827
Sunrise Retirement Community Project, 5.50%, 9/01/37	1,355	1,163,295
Sunrise Retirement Community Project, 5.75%, 9/01/43	2,115	1,820,000

		10,732,477
Louisiana — 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	5,000	5,249,850

BLACKROCK MUNIASSETS FUND, INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	$1,855	$2,025,178
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 5/15/35	3,745	3,668,527

		10,943,555
Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	2,955	3,267,137
Maryland — 3.2%
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43 (g)	2,840	2,770,392
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	3,615	3,865,989
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	4,785	4,992,286
Maryland Health & Higher Educational Facilities Authority, RB, Washington Christian Academy, 5.50%, 7/01/38 (d)(e)	1,000	279,800
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital, 5.75%, 7/01/38	3,110	3,037,413

		14,945,880
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Series A:
Foxborough Regional Charter School, 7.00%, 7/01/42	1,025	1,127,859
North Hill Communities Issue, 6.50%, 11/15/43	2,020	1,942,371
Massachusetts Development Finance Agency, Refunding RB:
Eastern Nazarene College, 5.63%, 4/01/19	30	30,076
Eastern Nazarene College, 5.63%, 4/01/29	80	80,171
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Development Finance Agency, Refunding RB (concluded):
Tufts Medical Center, Series I, 6.75%, 1/01/36	$1,490	$1,650,831

		4,831,308
Michigan — 2.8%
City of Detroit Michigan, GO, Taxable Capital Improvement Limited Tax (d)(e):
Series A-1, 5.00%, 4/01/16	650	253,500
Series A-2, 8.00%, 4/01/14	3,185	1,242,150
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	1,610	1,456,293
5.25%, 7/01/39	2,785	2,542,566
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	6,310	7,618,189

		13,112,698
Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,785	2,057,766
Missouri — 0.6%
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	2,315	2,598,217
New Jersey — 4.9%
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,250	2,425,028
Patterson Charter School for Science and Technology, Inc. Project, Series A, 6.10%, 7/01/44	1,085	1,095,318
New Jersey EDA, Refunding RB, Newark Airport Marriott Hotel, 7.00%, 10/01/14	4,000	4,020,080
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (c)	3,575	4,720,644

4	BLACKROCK MUNIASSETS FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.63%, 7/01/37	$2,650	$2,701,542
St. Joseph’s Healthcare System, 6.63%, 7/01/38	4,090	4,361,658
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.88%, 12/15/35 (b)	6,210	1,698,311
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.63%, 6/01/26	2,000	1,723,840

		22,746,421
New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	2,970	2,574,426
New York — 5.1%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	3,695	3,765,833
Dutchess County IDA New York, RB, St. Francis Hospital, Series B, 7.50%, 3/01/29	1,000	1,014,180
Dutchess County IDA New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	1,400	1,419,852
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	2,000	2,346,280
New York City IDA, RB:
American Airlines, Inc., JFK International Airport, AMT, 8.00%, 8/01/28 (h)	1,765	1,955,673
British Airways PLC Project, AMT, 7.63%, 12/01/32	4,130	4,159,653
Lycee Francais de New York Project, Series C, 6.80%, 6/01/28	860	870,122
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/24	610	587,345
Special Needs Facilities Pooled Program, Series C-1, 6.63%, 7/01/29	1,100	1,025,211
Municipal Bonds	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	$1,270	$1,380,617
Niagara Area Development Corp., Refunding RB, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,835	1,607,460
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	1,340	1,486,328
Yonkers Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	2,090	2,197,698

		23,816,252
North Carolina — 1.6%
North Carolina Medical Care Commission, Refunding RB, First Mortgage:
Deerfield Project, Series A, 6.13%, 11/01/38	4,565	4,697,294
Whitestone Project, Series A, 7.75%, 3/01/31	1,000	1,077,850
Whitestone Project, Series A, 7.75%, 3/01/41	1,420	1,509,999

		7,285,143
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed Bonds, Series A-2:
5.13%, 6/01/24	1,350	1,121,944
5.75%, 6/01/34	6,745	5,106,639
6.00%, 6/01/42	3,040	2,339,493
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	4,880	5,039,186

		13,607,262
Oklahoma — 0.3%
Oklahoma Development Finance Authority, Refunding RB, Inverness Village Community, 6.00%, 1/01/32	1,305	1,273,693

BLACKROCK MUNIASSETS FUND, INC.	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 6.5%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	$1,815	$1,731,528
5.00%, 5/01/42	4,170	3,864,547
Bucks County IDA, RB, Ann’s Choice, Inc. Facility, Series A:
6.13%, 1/01/25	1,360	1,378,455
6.25%, 1/01/35	1,550	1,571,018
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	6,165	6,476,148
Lancaster County Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.25%, 7/01/26	1,160	1,201,772
Lehigh County General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	2,905	2,541,526
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.13%, 2/01/28	2,330	2,311,243
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	1,250	1,183,363
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	8,000	8,005,680

		30,265,280
Puerto Rico — 0.8%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series U, 5.25%, 7/01/42	3,790	2,975,718
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series C, 6.69%, 8/01/38 (b)	4,445	857,841

		3,833,559
Rhode Island — 0.7%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35	4,225	3,293,768

Municipal Bonds	Par (000)	Value
Texas — 14.6%
Bexar County Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	$5,040	$5,278,745
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33	5,080	329,997
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 5.77%, 1/01/28 (b)	1,000	440,400
CAB, 5.82%, 1/01/29 (b)	2,000	825,880
CAB, 5.97%, 1/01/30 (b)	1,170	445,419
CAB, 6.03%, 1/01/31 (b)	2,000	710,660
CAB, 6.11%, 1/01/32 (b)	3,500	1,155,280
CAB, 6.15%, 1/01/33 (b)	3,690	1,138,254
CAB, 6.20%, 1/01/34 (b)	4,000	1,149,920
Senior Lien, 5.75%, 1/01/25	675	742,446
Senior Lien, 6.25%, 1/01/46	2,210	2,369,429
Senior Lien, Series A, 5.00%, 1/01/33	105	102,572
Sub-Lien, 5.00%, 1/01/33	375	351,079
Sub-Lien, 5.00%, 1/01/42	330	300,247
City of Houston Texas, RB, Special Facilities Continental Airlines, Inc. AMT:
Series A, 6.63%, 7/15/38	2,890	2,951,557
Series E, 6.75%, 7/01/21	4,550	4,551,547
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/15/31	955	954,971
5.75%, 8/15/41	720	721,354
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A, 4.40%, 12/01/47	810	634,927
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (c):
7.13%, 12/01/18	1,500	1,938,510
7.25%, 12/01/18	1,110	1,441,601
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 6.31%, 11/15/38 (b)	10,000	2,078,200
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., Series A, 6.88%, 5/15/41	595	664,966
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	860	910,860

6	BLACKROCK MUNIASSETS FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	$2,855	$2,774,175
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	2,090	2,298,331
New Hope Cultural Education Facilities Corp., RB:
5.88%, 4/01/36	1,210	1,182,485
6.00%, 4/01/45	1,845	1,791,421
North Texas Education Finance Corp., ERB, Uplift Education, Series A:
5.13%, 12/01/42	745	677,361
5.25%, 12/01/47	1,600	1,465,024
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 5.98%, 9/01/37 (b)	2,110	510,726
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	4,425	4,727,803
Red River Health Facilities Development Corp., First MRB Project:
Eden Home, Inc., 7.25%, 12/15/42	2,895	2,834,408
Wichita Falls Retirement Foundation, 5.13%, 1/01/41	900	766,620
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A:
CC Young Memorial Home, 8.00%, 2/15/38	1,745	1,873,938
Senior Living Center Project, 8.25%, 11/15/44	4,200	4,542,384
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Gas Supply, 5.00%, 12/15/29	1,945	1,891,902
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	4,455	5,059,499
Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (concluded):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$3,000	$3,361,230

		67,946,128
Utah — 0.6%
Utah State Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43 (g)	2,950	3,016,287
Vermont — 0.2%
Vermont EDA, Refunding MRB, Wake Robin Corp. Project, 5.40%, 5/01/33	770	730,869
Virginia — 3.4%
Fairfax County EDA, Refunding RB:
Goodwin House, Inc., 5.13%, 10/01/42	2,500	2,490,425
Vinson Hall LLC, Series A, 5.00%, 12/01/42	1,330	1,167,208
Vinson Hall LLC, Series A, 5.00%, 12/01/47	1,735	1,502,788
Lexington IDA, Refunding MRB, Kendal at Lexington, Series A, 5.38%, 1/01/28	40	39,154
Mosaic District Community Development Authority, Special Assessment Bonds, Series A:
6.63%, 3/01/26	1,485	1,632,728
6.88%, 3/01/36	1,300	1,440,959
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OPCO, LLC Project, AMT:
5.25%, 1/01/32	810	762,566
6.00%, 1/01/37	6,805	6,855,970

		15,891,798
Washington — 0.6%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	1,495	1,404,358

BLACKROCK MUNIASSETS FUND, INC.	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
King County Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	$1,455	$1,474,934

		2,879,292
Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, St. Johns Communities, Inc., Series A:
7.25%, 9/15/29	425	458,809
7.63%, 9/15/39	855	926,820

		1,385,629
Total Municipal Bonds — 89.1%		415,268,832

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 1/01/40	11,475	11,391,347
District of Columbia — 1.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35 (j)	6,679	7,482,028
Florida — 3.3%
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A, AMT (ACG), 5.25%, 10/01/33	15,000	15,568,950
Illinois — 3.1%
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series A (NPFGC), 5.00%, 1/01/33 (j)	6,510	6,550,036
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	7,180	7,640,597

		14,190,633
New York — 13.4%
Hudson New York Yards Infrastructure Corp., RB, Fiscal 2012, Senior Series A, 5.75%, 2/15/47 (j)	4,520	4,798,502
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System Second General Resolution:
Series CC, 5.00%, 6/15/47	$14,180	$14,545,986
Series EE, 5.50%, 6/15/43	7,605	8,136,285
Series HH, 5.00%, 6/15/31 (j)	8,609	9,101,588
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	18,105	18,811,536
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	6,600	7,146,018

		62,539,915
Washington — 1.8%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	7,966	8,236,867
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 25.6%		119,409,740
Total Long-Term Investments (Cost — $535,894,866) — 114.7%		534,678,572

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	3,873,819	3,873,819
Total Short-Term Securities (Cost — $3,873,819) — 0.8%		3,873,819
Total Investments (Cost — $539,768,685*) — 115.5%		538,552,391
Liabilities in Excess of Other Assets — (0.2%)		(1,092,468)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.3%)		(71,172,853)

Net Assets — 100.0%		$466,287,070

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$468,743,055

Gross unrealized appreciation	$28,918,894
Gross unrealized depreciation	(30,252,541)

Net unrealized depreciation	$(1,333,647)

8	BLACKROCK MUNIASSETS FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniAssets Fund, Inc. (MUA)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)
Citigroup Global Markets	$2,770,392	$(9,201)
Robert W. Baird Co	3,016,287	(13,806)

(h)	Variable rate security. Rate shown is as of report date.

(i)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from January 1, 2015 to November 15, 2019 is $21,570,046.

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	9,209,652	(5,335,833)	3,873,819	$304

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	CAB	Capital Appreciation Bonds
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	ERB	Education Revenue Bonds
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	IDA	Industrial Development Authority
	MRB	Mortgage Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds

BLACKROCK MUNIASSETS FUND, INC.	JULY 31, 2013	9

Schedule of Investments (concluded)	BlackRock MuniAssets Fund, Inc. (MUA)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$534,678,572	—	$534,678,572
Short-Term Securities	$3,873,819	—	—	3,873,819

Total	$3,873,819	$534,678,572	—	$538,552,391

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(9,187)	—	$(9,187)
TOB trust certificates	—	(71,142,983)	—	(71,142,983)

Total	—	$(71,152,170)	—	$(71,152,170)

There were no transfers between levels during the period ended July 31, 2013.

10	BLACKROCK MUNIASSETS FUND, INC.	JULY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniAssets Fund, Inc.

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniAssets Fund, Inc.

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniAssets Fund, Inc.

Date: September 24, 2013